COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 22, 2024	Oct. 01, 2023	Jun. 17, 2023	Jan. 01, 2022	Mar. 15, 2017	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 20, 2019
Loss Contingencies [Line Items]
Charged operations						$ 21,694	$ 65,919	$ 229,744	$ 247,622
Aggregate purchase commitments						1,759,385		1,563,203
Loss contingency, damages sought, value	$ 144,000
Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	144,000
Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	50,000
Minimum [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 50,000
Twenty Twenty Seventeen Know How License Agreement [Member]
Loss Contingencies [Line Items]
Accounts payable due						4		4	4
Twenty Twenty Seventeen Know How License Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalty percentage of net sales					1.00%
Twenty Twenty Seventeen Know How License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalty percentage of net sales					2.00%
EP Software Agreement [Member]
Loss Contingencies [Line Items]
Accounts payable due						0		0	0
Royalty payments											$ 625,000
Tools Agreement [Member]
Loss Contingencies [Line Items]
Accounts payable due						0		0	0
Royalty payments											550,000
Payments for royalties										$ 75,000
Upfront consideration											100,000
Viral Clear Patent Agreement [Member]
Loss Contingencies [Line Items]
Accounts payable due						$ 0		$ 0	0
Royalty payments											$ 700,000
Payments for royalties										$ 75,000
Trek Therapeutics [Member]
Loss Contingencies [Line Items]
Royalty percentage of net sales						6.00%		6.00%
Accounts payable due						$ 0		$ 0	0
Consideration received percentage						10.00%		10.00%
Trek Therapeutics [Member] | First Country [Member]
Loss Contingencies [Line Items]
Payments for royalties						$ 10,000,000		$ 10,000,000
Trek Therapeutics [Member] | Second Country [Member]
Loss Contingencies [Line Items]
Payments for royalties						5,000,000		5,000,000
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Accounts payable due						$ 90,000	$ 90,000	90,000
Monthly consulting fee			$ 30,000
Master Services Agreement [Member]
Loss Contingencies [Line Items]
Accounts payable due								$ 180	$ 80
Monthly consulting fee		$ 20,000		$ 40,000
Commission rate				10.00%